Restatement Related Charges	12 Months Ended
Dec. 31, 2017
Restatement Charges [Abstract]
Restatement Related Charges
Note 14. Restatement Related Charges

During the first quarter of 2016, our senior management identified errors relating to the application of percentage-of-completion accounting principles to specific Belleli EPC product sales projects. As a result, the Audit Committee of the Company’s Board of Directors initiated an internal investigation, including the use of services of a forensic accounting firm. Management also engaged a consulting firm to assist in accounting analysis and compilation of restatement adjustments. During the years ended December 31, 2017 and 2016, we incurred $6.2 million and $30.1 million, respectively, of external costs associated with the restatement of our financial statements, an ongoing SEC investigation and remediation activities related to the restatement, of which $2.8 million and $11.2 million, respectively, was recovered from Archrock pursuant to the separation and distribution agreement. We may incur additional cash expenditures related to external legal counsel costs associated with an ongoing SEC investigation surrounding the restatement of our financial statements, of which a portion may be recoverable from Archrock.

The following table summarizes the changes to our accrued liability balance related to restatement charges for the years ended December 31, 2016 and 2017 (in thousands):

Restatement Related Charges
Beginning balance at January 1, 2016	$—
Additions for costs expensed, net	18,879
Reductions for payments, net	(16,667)
Ending balance at December 31, 2016	2,212
Additions for costs expensed, net	3,419
Reductions for payments, net	(5,052)
Ending balance at December 31, 2017	$579

The following table summarizes the components of charges included in restatement related charges in our statements of operations for the years ended December 31, 2017 and 2016 (in thousands):

	Years Ended December 31,
	2017	2016
External accounting costs	$1,071	$21,073
External legal costs	4,396	7,565
Other	753	1,448
Recoveries from Archrock	(2,801)	(11,207)
Total restatement related charges	$3,419	$18,879